OTHER ASSETS - THIRD PARTIES	6 Months Ended
Jun. 30, 2017
OTHER ASSETS [Abstract]
OTHER ASSETS
18.	OTHER ASSETS – THIRD PARTIES

Other assets consisted of the following:

	2016	2017
	December 31	June 30
	RMB	RMB
Prepayment for warranty insurance premium	103,714,696	117,056,506
Prepayments for purchase of property, plant and equipment	491,201,438	305,205,609
Deferred losses related to sales leaseback transactions (Note 22)	-	50,550,245
Deferred charges	22,863,614	22,863,614
Deposit for rent and others	-	24,984,171
Total	617,779,748	520,660,145